REDEEMABLE NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2015
Reconciliation of Redeemable Noncontrolling Interest

A reconciliation of Redeemable noncontrolling interest is as follows:

	Year ended December 31,
	2014	2015
Redeemable noncontrolling interest opening balance	—	131,497,104
Issuance of Redeemable noncontrolling interest	131,296,977	—
Net loss attributable to redeemable noncontrolling interest	(20,876,617)	(32,697,713)
Accretion of Redeemable noncontrolling interest	21,076,744	79,805,706

Redeemable noncontrolling interest ending balance	131,497,104	178,605,097